1
Gabelli Gold Fund, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.7%
Metals and Mining  — 98.7%
Asia/Pacific Rim  — 13.7%
4,863,637 De Grey Mining Ltd.† ................................ $ 3,235,466
2,700,000 Evolution Mining Ltd. ............................... 3,540,463
592,079 Newcrest Mining Ltd. ............................... 6,407,999
2,539,126 Northern Star Resources Ltd. .................... 12,717,110
7,500,000 Pantoro Ltd.† ........................................... 791,567
2,495,000 Perseus Mining Ltd., Australia .................. 2,425,809
4,450,000 Perseus Mining Ltd., Toronto .................... 4,349,006
17,736,651 RTG Mining Inc., CDI† .............................. 555,917
4,721,042 Westgold Resources Ltd.† ........................ 2,521,545
36,544,882
Europe  — 8.7%
1,803,054 Condor Gold plc† ..................................... 523,432
791,960 Endeavour Mining plc ............................... 14,608,275
835,500 Fresnillo plc ............................................. 7,175,694
8,006,564 Shanta Gold Ltd. ...................................... 826,925
23,134,326
North America  — 75.6%
250,440 Aclara Resources Inc.† ............................. 58,016
270,204 Agnico Eagle Mines Ltd., New York ........... 11,410,715
235,859 Agnico Eagle Mines Ltd., Toronto .............. 9,964,695
577,675 Alamos Gold Inc., New York, Cl. A ............. 4,280,572
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 5,746,958
710,000 Artemis Gold Inc.† ................................... 2,194,737
1,600,000 B2Gold Corp., New York ........................... 5,152,000
499,650 B2Gold Corp., Toronto .............................. 1,605,998
978,275 Barrick Gold Corp. .................................... 15,163,262
1,000,000 Benchmark Metals Inc.† ........................... 282,333
107,700 Contango ORE Inc.† ................................. 3,220,230
800,000 Dundee Precious Metals Inc. ..................... 3,555,942
675,000 Eldorado Gold Corp.† ............................... 4,070,250
189,700 Franco-Nevada Corp.(a) ............................ 22,659,355
1,000,000 Galway Metals Inc.† ................................. 202,700
1,325,000 K92 Mining Inc.† ...................................... 7,577,732
1,100,000 Karora Resources Inc.† ............................ 2,269,519
1,000,000 Kinross Gold Corp. ................................... 3,760,000
867,000 Lion One Metals Ltd.† .............................. 483,288
625,000 Lundin Gold Inc. ....................................... 4,343,577
95,533 MAG Silver Corp.† .................................... 1,192,252
70,000 MAG Silver Corp., New York† ................... 873,600
85,000 MAG Silver Corp., Toronto† ...................... 1,063,923
2,000,000 Marathon Gold Corp.† .............................. 1,534,731
357,666 Moneta Gold Inc.† .................................... 409,101
501,917 Newmont Corp. ........................................ 21,095,572
24,999 Osisko Development Corp.† ...................... 112,386
220,000 Osisko Development Corp., Toronto† ........ 989,032
621,860 Osisko Gold Royalties Ltd. ........................ 6,334,072
1,290,000 Osisko Mining Inc.† .................................. 2,885,655
200,000 Prime Mining Corp.† ................................ 189,670
Shares
Market
Value
200,000 Probe Metals Inc.† ................................... $ 253,375
600,000 Probe Metals Inc., Toronto† ...................... 508,198
10,000 Royal Gold Inc. ......................................... 938,200
200,000 Rupert Resources Ltd.† ............................ 548,739
450,000 SilverCrest Metals Inc.† ............................ 2,488,500
350,000 SSR Mining Inc., New York ....................... 5,148,500
137,955 SSR Mining Inc., Toronto .......................... 2,028,353
1,630,000 Troilus Gold Corp.† .................................. 483,802
545,833 Victoria Gold Corp.† ................................. 3,236,234
2,006,000 Wesdome Gold Mines Ltd.† ...................... 13,563,572
1,500,000 Western Copper & Gold Corp.† ................. 1,900,315
485,000 Wheaton Precious Metals Corp. ................ 15,694,600
2,150,000 Yamana Gold Inc., New York ..................... 9,739,500
150,000 Yamana Gold Inc., Toronto ........................ 678,684
201,892,445
South Africa  — 0.7%
240,000 Gold Fields Ltd., ADR ............................... 1,941,600
TOTAL COMMON STOCKS .................. 263,513,253
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
125,000 Hycroft Mining Holding Corp., expire
10/06/25† ............................................. 16,250
250,000 Marathon Gold Corp., expire 09/19/24† ..... 92,022
130,000 Osisko Development Corp., expire
04/29/23† ............................................. 0
75,000 Osisko Development Corp., expire
03/02/27† ............................................. 25,041
100,000 Probe Metals Inc., expire 03/08/24† .......... 7
190,000 Troilus Gold Corp., expire 06/30/23† ......... 2,063
TOTAL WARRANTS .......................... 135,383
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 3,455,000 U.S. Treasury Bills,
3.037% to 3.242%††,
12/15/22 to 12/29/22 ............................ 3,434,757
TOTAL INVESTMENTS — 100.0%
(Cost $224,731,658) ............................. $ 267,083,393
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest